Hardman Johnston International Growth Fund
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 98.9%	Shares	Value
COMMUNICATION SERVICES - 5.0%
Deutsche Telekom AG	100,210	$3,361,935

CONSUMER DISCRETIONARY - 17.6%
LVMH Moet Hennessy Louis Vuitton SE	4,414	3,228,414
MercadoLibre, Inc. (a)	910	1,749,193
Prosus NV	84,175	3,215,273
Suzuki Motor Corp.	298,300	3,569,517
		11,762,397

ENERGY - 2.5%
TechnipFMC PLC	55,210	1,659,061

FINANCIALS - 14.9%
Dai-ichi Life Holdings, Inc.	118,900	3,246,587
HDFC Bank Ltd. - ADR	27,815	1,686,702
ICICI Bank Ltd. - ADR	60,670	1,739,409
Standard Chartered PLC	245,120	3,296,733
		9,969,431

HEALTH CARE- 18.4%
AstraZeneca PLC	19,450	2,730,295
Genmab AS (a)	4,470	878,610
Grifols SA (a)	32,580	278,742
Novo Nordisk AS	20,500	1,730,706
Sandoz Group AG	66,280	3,173,311
UCB SA	17,940	3,490,280
		12,281,944

INDUSTRIALS - 28.0%(b)
Airbus SE	21,325	3,688,611
Mitsubishi Heavy Industries Ltd.	238,916	3,496,595
Nexans SA	14,290	1,394,346
Prysmian SpA	47,335	3,292,574
Rheinmetall AG	4,050	3,166,423
Safran SA	14,719	3,648,781
		18,687,330

INFORMATION TECHNOLOGY- 12.5%
ASML Holding NV	4,570	3,380,710
Atlassian Corp. - Class A (a)	4,882	1,497,700
Taiwan Semiconductor Manufacturing Co. Ltd.	103,500	3,454,116
		8,332,526
TOTAL COMMON STOCKS (Cost $49,577,485)		66,054,624

SHORT-TERM INVESTMENTS - 1.7%	Shares	Value
Money Market Funds - 1.7%
First American Government Obligations Fund - Class X, 4.29% (c)	1,133,477	1,133,477
TOTAL SHORT-TERM INVESTMENTS (Cost $1,133,477)		1,133,477

TOTAL INVESTMENTS - 100.6% (Cost $50,710,962)		67,188,101
Liabilities in Excess of Other Assets - (0.6)%		(421,707)
TOTAL NET ASSETS - 100.0%		$66,766,394
Two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Hardman Johnston International Growth Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$8,332,064	$57,722,560	$–	$66,054,624
Money Market Funds	1,133,477	–	–	1,133,477
Total Investments	$9,465,541	$57,722,560	$–	$67,188,101

Refer to the Schedule of Investments for further disaggregation of investment categories.